Loans and borrowings - Additional Information (Details) $ / shares in Units, $ in Millions, $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2022 COP ($) $ / shares	Sep. 30, 2021 COP ($)	Dec. 31, 2021 COP ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 26, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Increase in exchange rate of Colombian pesos per dollar | $ / shares	$ 609
Proceeds obtained from loans and borrowings	$ 10,458,560
Strategic commercial and operational viability amount	20,252,997
Fair value of loans and borrowings	99,947,506		$ 99,258,034
Hedges with derivative instruments				$ 8,791	$ 8,208	$ 326
Repayment of loans and borrowings	11,614,789	$ 913,016
Brazil
Disclosure of detailed information about borrowings [line items]
Strategic commercial and operational viability amount	2,441,558
Colombia
Disclosure of detailed information about borrowings [line items]
Strategic commercial and operational viability amount	2,679,000
Chile
Disclosure of detailed information about borrowings [line items]
Strategic commercial and operational viability amount	15,132,439
Hedge of a net investment in a foreign operation
Disclosure of detailed information about borrowings [line items]
Hedges with derivative instruments				9,117
Cash flow hedging
Disclosure of detailed information about borrowings [line items]
Hedges with derivative instruments				4,972
Local Borrowings | Hedge of a net investment in a foreign operation
Disclosure of detailed information about borrowings [line items]
Hedges with derivative instruments				14,089
Ecopetrol S.A.
Disclosure of detailed information about borrowings [line items]
Proceeds obtained from loans and borrowings	6,010,259
Short-term financing	5,384,315			1,200
Financing line	5,384,315			1,200
Ecopetrol S.A. | BNP Paribas
Disclosure of detailed information about borrowings [line items]
Short-term financing	625,944			160
Financing line	625,944			$ 160
Interconexion Electrica S.A. E.S.P.
Disclosure of detailed information about borrowings [line items]
Proceeds obtained from loans and borrowings	4,369,744
Interconexion Electrica S.A. E.S.P. | Consorcio Transmantaro
Disclosure of detailed information about borrowings [line items]
Issuance of corporate bonds issued by subsidiary	$ 2,063,735